CONCENTRATIONS OF RISKS (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Goodvision Inc [Member]
ConcentrationOfRiskLineItem [Line Items]
Accounts receivable allowance for credit losses
Goodvision Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Customers [Member]
ConcentrationOfRiskLineItem [Line Items]
Concentration risk percentage			100.00%	100.00%
Goodvision Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customers [Member]
ConcentrationOfRiskLineItem [Line Items]
Concentration risk percentage			100.00%
Goodvision AI Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Customers [Member]
ConcentrationOfRiskLineItem [Line Items]
Concentration risk percentage	18.60%	15.90%
Goodvision AI Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customers [Member]
ConcentrationOfRiskLineItem [Line Items]
Concentration risk percentage	52.40%	61.00%
Goodvision AI Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Three Customers [Member]
ConcentrationOfRiskLineItem [Line Items]
Concentration risk percentage	14.50%	12.80%
Goodvision AI Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Four Customers [Member]
ConcentrationOfRiskLineItem [Line Items]
Concentration risk percentage	14.00%
Goodvision AI Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Vendor One Customers [Member]
ConcentrationOfRiskLineItem [Line Items]
Concentration risk percentage	51.00%	59.80%
Goodvision AI Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Vendor Two Customers [Member]
ConcentrationOfRiskLineItem [Line Items]
Concentration risk percentage	22.00%	16.70%
Goodvision AI Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Vendor Three Customers [Member]
ConcentrationOfRiskLineItem [Line Items]
Concentration risk percentage	15.10%	15.20%